Financial Income and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial income:
Interest and other financial income	$ 25	$ 42	$ 58	$ 88
Gain on marketable securities	43	50	69	119
Gain on other investments, net	3	6	1	5
Foreign exchange rate gain	83	19	125	72
Total financial income	154	117	253	284
Financial expenses:
Interest and other financial expenses	(9)	(3)	(14)	(7)
Loss on marketable securities	(5)	(26)	(12)	(49)
Foreign exchange rate loss	(77)	(17)	(108)	(24)
Total financial expenses	(91)	(46)	(134)	(80)
Net financial items	$ 63	$ 71	$ 119	$ 204